Income Taxes (Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income (loss) before income taxes	$ 161,520	$ (146,292)
Income tax expense (recovery) at the combined basic rate	53,655	(55,354)
Large corporation and state tax	3,300	2,523
Withholding tax on foreign dividends	3,112	2,105
Tax on other non-deductible expenses	2,369	1,306
Net revisions to certain tax bases and tax rates	1,870	433
Goodwill impairment	0	99,109
Other Adjustments	2,816	(374)
Total Income Tax Expense	$ 67,122	$ 49,748